Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

	$		$	$
	PRINCIPAL AMOUNT (000s)			MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 192.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~		$200	$		200

Total Loan Participations and Assignments (Cost $200)					200

CORPORATE BONDS & NOTES 6.9%
BANKING & FINANCE 4.5%
ARES Strategic Income Fund
5.450% due 09/09/2028		500			495
Athene Global Funding
5.033% due 07/17/2030		700			694
Barclays PLC
6.224% due 05/09/2034 •		1,000			1,053
Credit Suisse AG AT1 Claim		400			141
Crown Castle, Inc.
4.000% due 03/01/2027		234			233
Ford Motor Credit Co. LLC
5.800% due 03/05/2027		400			402
7.350% due 11/04/2027		200			206
GLP Capital LP/GLP Financing II, Inc.
5.625% due 09/15/2034		100			99
Sumisho Air Lease Corp.
2.200% due 01/15/2027		300			296
4.500% due 03/24/2029		400			397
Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/2034		200			205
VICI Properties LP
4.750% due 02/15/2028		100			100

					4,321
INDUSTRIALS 1.7%
Bayer U.S. Finance LLC
6.500% due 11/21/2033		200			215
Beignet Investor LLC
6.581% due 05/30/2049		450			459
CVS Pass-Through Trust
6.943% due 01/10/2030		38			39
Petroleos del Peru SA
5.625% due 06/19/2047		300			215
Petroleos Mexicanos
6.350% due 02/12/2048		100			82
Road Michigan Property Owner I LLC
7.500% due 03/30/2045		400			399
United Airlines Pass-Through Trust
5.450% due 08/15/2038		94			96
Viper Energy Partners LLC
5.700% due 08/01/2035		100			102

					1,607
UTILITIES 0.7%
Pacific Gas & Electric Co.
4.500% due 07/01/2040		100			86
5.450% due 06/15/2027		100			101
Southern California Edison Co.
4.650% due 10/01/2043		100			85
5.150% due 06/01/2029		400			404

					676

Total Corporate Bonds & Notes (Cost $6,337)					6,604

MUNICIPAL BONDS & NOTES 0.4%
WASHINGTON 0.4%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040		320			342

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$

Total Municipal Bonds & Notes (Cost $338)				342

U.S. GOVERNMENT AGENCIES 119.4%
Federal Home Loan Mortgage Corp.
5.500% due 09/01/2055		1,431		1,459
6.000% due 10/01/2055		182		187
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.004% due 07/25/2054 ~		546		530
Federal Home Loan Mortgage Corp. REMICS
4.087% due 03/15/2037 •		23		23
4.407% due 08/15/2037 •		53		53
4.417% due 10/15/2037 •		8		8
4.427% due 05/15/2037 - 09/15/2037 •		57		57
4.568% due 11/25/2054 •		515		519
4.578% due 09/25/2055 •		2,465		2,495
4.613% due 07/25/2056 •		3,300		3,310
4.828% due 08/25/2055 •		2,291		2,314
Federal National Mortgage Association REMICS
4.000% due 04/25/2041		302		288
4.092% due 07/25/2037 •		2		2
4.122% due 07/25/2037 •		4		4
4.142% due 09/25/2035 •		8		8
4.152% due 09/25/2035 •		16		16
4.462% due 06/25/2037 •		34		35
Federal National Mortgage Association Trust
4.077% due 09/25/2042 •		2		2
Government National Mortgage Association REMICS
4.759% due 11/20/2054 – 07/20/2055 •		4,385		4,405
Government National Mortgage Association, TBA
3.500% due 07/01/2056		6,300		5,659
4.000% due 08/01/2056		6,700		6,225
4.500% due 07/01/2056		5,080		4,880
5.000% due 07/01/2056		5,310		5,236
5.500% due 07/01/2056		2,860		2,875
6.000% due 09/01/2056		2,820		2,873
U.S. Small Business Administration
4.430% due 05/01/2029		3		3
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2056		660		527
2.500% due 07/01/2056 – 08/01/2056		1,780		1,487
3.000% due 08/01/2056		2,870		2,501
4.000% due 07/01/2056 – 08/01/2056		3,500		3,269
4.500% due 07/01/2056		550		527
5.000% due 07/01/2056 – 08/01/2056		21,850		21,469
5.500% due 07/01/2056 – 08/01/2056		9,880		9,914
6.000% due 07/01/2041 – 09/01/2056		19,720		20,110
6.500% due 08/01/2056		10,750		11,108

Total U.S. Government Agencies (Cost $114,114)				114,378

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Bonds
4.875% due 08/15/2045 (i)		59		58
U.S. Treasury Notes
0.500% due 10/31/2027 (i)		300		286
0.625% due 12/31/2027 (i)		100		95

Total U.S. Treasury Obligations (Cost $443)				439
NON-AGENCY MORTGAGE-BACKED SECURITIES 12.1%
Ashford Hospitality Trust
4.698% due 04/15/2035 •		122		123
Atrium Hotel Portfolio Trust
5.423% due 12/15/2036 •		1,000		988
Banc of America Mortgage Trust
5.438% due 07/25/2035 ~		11		11
Bear Stearns ALT-A Trust
4.642% due 09/25/2035 ~		43		22
4.870% due 10/25/2035 ~		63		52
Bear Stearns ARM Trust
5.581% due 11/25/2034 ~		1		1
Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~		569		506
4.878% due 05/25/2055 •		217		217
Chase Mortgage Finance Trust
4.197% due 12/25/2035 ~		1		1
4.443% due 09/25/2036 ~		14		12
6.000% due 12/25/2036		23		9
CHL Mortgage Pass-Through Trust
4.669% due 11/25/2034 ~		14		13
CLNY Trust
5.457% due 11/15/2038 •		1,000		989
Countrywide Alternative Loan Trust
4.143% due 09/25/2046 •		76		75
4.323% due 02/25/2037 •		27		23

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.423% due 02/25/2036 •		174		179
GSR Mortgage Loan Trust
4.440% due 11/25/2035 ~		23		20
6.000% due 02/25/2036		455		157
6.000% due 07/25/2037		107		67
HarborView Mortgage Loan Trust
4.094% due 12/19/2036 •		8		8
4.234% due 06/19/2035 •		39		38
4.234% due 12/19/2036 •		184		184
4.299% due 06/19/2036 ~		102		45
IndyMac INDX Mortgage Loan Trust
3.864% due 06/25/2036 ~		182		163
4.123% due 02/25/2037 •		118		111
JP Morgan Alternative Loan Trust
3.938% due 05/25/2036 ~		98		50
JP Morgan Chase Commercial Mortgage Securities Trust
4.723% due 02/15/2035 •		847		836
JP Morgan Mortgage Trust
3.894% due 10/25/2036 ~		45		31
4.183% due 10/25/2036 ~		6		3
4.625% due 07/25/2063 ~		764		742
4.828% due 04/25/2066 ~		638		641
5.250% due 11/25/2063 ~		628		621
Lehman Mortgage Trust
6.000% due 09/25/2037		52		51
MASTR Adjustable Rate Mortgages Trust
3.099% due 07/25/2035 ~		15		13
Merrill Lynch Alternative Note Asset Trust
4.363% due 03/25/2037 •		158		36
Merrill Lynch Mortgage Investors Trust
4.802% due 09/25/2035 ~		40		31
5.302% due 05/25/2033 ~		1		1
Mortgage Equity Conversion Asset Trust
4.510% due 05/25/2042 •		50		45
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ		4		2
PRKCM Trust
6.584% due 09/25/2058 þ		527		527
RALI Trust
4.063% due 02/25/2037 •		86		80
4.103% due 01/25/2037 •		142		128
4.123% due 07/25/2036 •		404		119
4.133% due 08/25/2036 •		166		154
4.143% due 09/25/2036 •		226		214
Structured Adjustable Rate Mortgage Loan Trust
5.144% due 01/25/2035 •		2		2
5.923% due 02/25/2034 ~		0		1
Thornburg Mortgage Securities Trust
6.039% due 06/25/2047 •		27		24
Towd Point Mortgage Trust
3.750% due 03/25/2058 ~		1,060		1,028
3.750% due 05/25/2058 ~		460		452
3.750% due 09/25/2062		877		831
Visio Trust
6.598% due 10/25/2058 þ		893		892
WaMu Mortgage Pass-Through Certificates Trust
3.994% due 02/25/2037 ~		26		23
Wells Fargo Mortgage-Backed Securities Trust
6.289% due 12/25/2036 ~		24		22

Total Non-Agency Mortgage-Backed Securities (Cost $11,667)				11,614

ASSET-BACKED SECURITIES 23.3%
AUTOMOBILE SEQUENTIAL 0.5%
Carvana Auto Receivables Trust
5.620% due 01/10/2029		109		110
5.710% due 07/10/2028		60		60
FHF Issuer Trust
5.890% due 06/15/2030		148		148
Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030		84		84
Santander Drive Auto Receivables Trust
5.630% due 01/16/2029		50		50

				452

CMBS OTHER 1.1%
INCREF LLC
5.120% due 12/19/2043 •		500		501

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
MF1 LLC
5.087% due 02/18/2043 •			600		601

					1,102

HOME EQUITY OTHER 6.2%
ACE Securities Corp. Home Equity Loan Trust
3.883% due 10/25/2036 •			1		1
Citigroup Mortgage Loan Trust, Inc.
4.083% due 12/25/2036 •			680		380
4.123% due 01/25/2037 •			853		634
Countrywide Asset-Backed Certificates Trust
4.043% due 04/25/2047 •			65		63
4.303% due 03/25/2036 •			121		111
Fremont Home Loan Trust
4.083% due 08/25/2036 •			1,798		550
GSAMP Trust
3.863% due 12/25/2046 •			254		125
JP Morgan Mortgage Trust
4.894% due 04/25/2066 ~			729		721
Long Beach Mortgage Loan Trust
4.063% due 05/25/2036 •			93		49
4.303% due 05/25/2046 •			642		188
MASTR Asset-Backed Securities Trust
3.863% due 01/25/2037 •			2,394		656
4.183% due 05/25/2037 •			343		335
Merrill Lynch Mortgage Investors Trust
4.263% due 07/25/2037 •			365		74
Morgan Stanley ABS Capital I, Inc. Trust
3.893% due 02/25/2037 •			801		479
3.898% due 11/25/2036 •			683		408
3.973% due 01/25/2037 •			374		171
Morgan Stanley Home Equity Loan Trust
3.863% due 12/25/2036 •			384		181
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ			748		222
Securitized Asset-Backed Receivables LLC Trust
4.243% due 07/25/2036 •			182		68
SG Mortgage Securities Trust
4.043% due 10/25/2036 •			162		151
Soundview Home Loan Trust
4.663% due 10/25/2037 •			491		391

					5,958

WHOLE LOAN COLLATERAL 0.3%
First Franklin Mortgage Loan Trust
4.083% due 04/25/2036 •			9		9
Securitized Asset-Backed Receivables LLC Trust
3.923% due 08/25/2036 •			342		109
4.723% due 01/25/2036 •			171		165

					283

OTHER ABS 15.2%
37 Capital CLO II
4.941% due 04/15/2037 •			500		501
Anchorage Capital CLO 7 Ltd.
4.990% due 04/28/2037 •			500		501
Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040			300		286
ARES LXII CLO Ltd.
4.737% due 01/25/2034 •			600		600
Bain Capital Euro CLO DAC
3.449% due 01/15/2037 •	EUR		500		572
BlueMountain CLO XXXIV Ltd.
4.825% due 04/20/2035 •			$500		500
Cedar Funding VI CLO Ltd.
4.765% due 04/20/2034 •			500		501
CVC Cordatus Loan Fund XXXI DAC
3.627% due 06/15/2037 •	EUR		500		572
Hayfin Emerald CLO VI DAC
3.454% due 10/15/2038 •			500		572
Massachusetts Educational Financing Authority
4.880% due 04/25/2038 •			$7		7
Navient Private Education Loan Trust
5.190% due 07/16/2040 •			557		559
Nelnet Student Loan Trust
4.494% due 04/20/2062 •			595		593
5.809% due 02/20/2041 •			138		141
6.640% due 02/20/2041			138		141
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.
4.917% due 10/25/2036 •			1,000		1,001
Northwoods Capital XIV-B Ltd.
4.894% due 11/13/2031 •			341		341

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
SLM Private Education Loan Trust
8.490% due 10/15/2041 •				1,490		1,546
SMB Private Education Loan Trust
1.070% due 01/15/2053				890		818
3.500% due 12/16/2041				954		942
4.470% due 01/15/2053 •				986		978
4.613% due 09/15/2054 •				512		510
4.693% due 07/15/2053 •				369		369
5.380% due 01/15/2053				418		419
5.443% due 05/16/2050 •				308		312
St. Paul’s CLO VIII DAC
3.000% due 07/17/2030 •		EUR		92		105
Tikehau CLO X DAC
3.483% due 04/20/2038 •				500		572
4.098% due 04/20/2038 •				500		572

						14,531

Total Asset-Backed Securities (Cost $23,324)						22,326

SOVEREIGN ISSUES 11.5%
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030		CLP		30,000		32
5.800% due 10/01/2029				40,000		45
Brazil Government International Bonds
4.000% due 04/23/2030		EUR		300		344
Colombia TES
2.250% due 04/18/2029 (e)		COP		207,367		55
11.000% due 08/22/2029				7,083,500		2,011
11.750% due 01/24/2035				6,204,400		1,783
12.750% due 11/28/2040				1,768,200		540
Development Bank of Kazakhstan JSC
4.600% due 01/31/2031		$		500		491
Eagle Funding Luxco SARL
5.500% due 08/17/2030				1,000		1,005
Ecuador Government International Bonds
0.000% due 07/31/2030 (c)				270		233
Egypt Government Bonds
19.698% due 10/14/2030		EGP		11,400		221
21.954% due 03/04/2028				13,900		275
Ivory Coast Government International Bonds
6.625% due 03/22/2048		EUR		200		221
Mexico Government International Bonds
5.850% due 07/02/2032		$		200		202
Panama Government International Bonds
6.400% due 02/14/2035				200		212
Peru Government Bonds
6.150% due 08/12/2032		PEN		700		222
7.300% due 08/12/2033				500		164
7.600% due 08/12/2039				6,110		1,920
Republic of South Africa Government Bonds
8.000% due 01/31/2030		ZAR		8,200		505
Romania Government International Bonds
6.750% due 07/11/2039		EUR		240		291
Turkiye Government Bonds
40.760% (BISTREFI + 0.000%) due 08/19/2026 ~		TRY		100		2
40.760% (BISTREFI + 0.000%) due 05/17/2028 ~				10,400		225

Total Sovereign Issues (Cost $10,351)						10,999

			SHARES
COMMON STOCKS 3.9%
CONSUMER DISCRETIONARY 0.9%
Amazon.com, Inc. (a)				3,492		832

INFORMATION TECHNOLOGY 3.0%
NVIDIA Corp.				14,593		2,920

Total Common Stocks (Cost $3,669)						3,752

EXCHANGE-TRADED FUNDS 7.5%
iShares Core S&P 500 ETF				6,150		4,606

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$	$
State Street SPDR Portfolio S&P 500 ETF			28,688		2,521

Total Exchange-Traded Funds (Cost $7,073)					7,127

			PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.9%
COMMERCIAL PAPER 0.4%
Clorox Co.
4.090% due 07/07/2026		$	400		400

REPURCHASE AGREEMENTS (f) 2.9%					2,800

SHORT-TERM NOTES 0.3%
Federal Home Loan Bank Discount Notes
3.732% due 09/30/2026 (c)(d)			300		297

EGYPT TREASURY BILLS 0.0%
23.899% due 10/13/2026 - 10/20/2026 (b)(c)		EGP	1,175		22

U.S. TREASURY BILLS 3.3%
3.680% due 07/02/2026 - 09/15/2026 (b)(c)(i)		$	3,185		3,169

Total Short-Term Instruments (Cost $6,687)					6,688

Total Investments in Securities (Cost $184,203)					184,469

			SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III			9,616		94

Total Short-Term Instruments (Cost $94)					94

Total Investments in Affiliates (Cost $94)					94

Total Investments 192.6% (Cost $184,297)					$184,563
Financial Derivative Instruments (g)(h) 3.1%(Cost or Premiums, net $2,811)					2,958
Other Assets and Liabilities, net (95.7)%					(91,739)

Net Assets 100.0%					$95,782

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.690%	06/30/2026	07/01/2026	$2,800	U.S. Treasury Notes 1.125% due 10/31/2026	$(2,858)	$2,800	$2,800

Total Repurchase Agreements						$(2,858)	$2,800	$2,800

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (31.2)%
Government National Mortgage Association, TBA	3.000%	07/01/2056	$6,300	$(5,549)	$(5,592)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2056	3,180	(2,545)	(2,539)
Uniform Mortgage-Backed Security, TBA	2.500	07/01/2056	3,724	(3,104)	(3,112)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2056	1,506	(1,255)	(1,258)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2056	8,940	(8,051)	(8,106)
Uniform Mortgage-Backed Security, TBA	4.000	09/01/2056	4,740	(4,453)	(4,427)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2056	1,420	(1,354)	(1,359)
Uniform Mortgage-Backed Security, TBA	5.500	09/01/2056	3,530	(3,512)	(3,534)

Total Short Sales (31.2)%				$(29,823)	$(29,927)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(385) at a weighted average interest rate of 3.680%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	23	$23	$10	$2

Total Purchased Options					$10	$2

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
California Carbon Allowance Vintage Futures	12/2026	22	$725	$(8)	$0	$(3)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	230	25,275	156	0	(68)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	63	12,986	2	0	(8)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	58	6,209	(12)	0	(11)
Euro-BTP Italian Bond Futures	09/2026	12	1,636	14	0	(1)
SFE 10 Year Australian Bond Futures	09/2026	33	2,509	34	5	(6)
Three Month SONIA Index Futures	06/2027	25	7,955	37	0	(3)

				$223	$5	$(100)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3 Month Euro Euribor Futures	06/2027	1	$(278)	$2	$0	$0
Adjusted Interest Rate S&P 500 Total Return Index Futures	09/2026	17	(6,250)	(61)	0	(54)
French Government Bond Futures	09/2026	59	(8,088)	(31)	14	0
SFE 3 Year Australian Bond Futures	09/2026	1	(72)	(1)	0	0
TSE Japanese 10 Year Bond Futures	09/2026	4	(3,143)	(7)	11	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	24	(2,699)	(55)	9	0
Ultra U.S. Treasury Bond Futures	09/2026	30	(3,485)	1	23	0

				$(152)	$57	$(54)

Total Futures Contracts				$71	$62	$(154)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.238%		$500	$7	$(5)	$2	$0	$0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.168	EUR	100	0	2	2	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.379		300	2	2	4	0	0

							$9	$(1)	$8	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-45 5-Year Index	(1.000)%	Quarterly	12/20/2030		$53,900	$(1,084)	$(99)	$(1,183)	$6	$0
CDX.IG-46 5-Year Index	(1.000)	Quarterly	06/20/2031		6,650	(101)	(47)	(148)	1	0
CDX.iTraxx Crossover 45 5-Year Index	(5.000)	Quarterly	06/20/2031	EUR	90	(8)	(4)	(12)	0	0
CDX.iTraxx Main 45 5-Year Index	(1.000)	Quarterly	06/20/2031		430	(8)	(3)	(11)	0	0

						$(1,201)	$(153)	$(1,354)	$7	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-46 5-Year Index	5.000%	Quarterly	06/20/2031	$802	$38	$28	$66	$0	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive	Floating Rate Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	6,700	$(30)	$(79)	$(109)	$0	$(9)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	3	2	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	(3)	(3)	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		930	(27)	1	(26)	0	(2)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		1,700	(16)	(50)	(66)	0	(5)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055			410	19	2	21	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/16/2036		JPY	110,100	34	(1)	33	0	0
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/16/2036			617,000	(203)	15	(188)	4	(20)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055			110,000	(139)	(36)	(175)	0	(10)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055			102,270	(65)	(34)	(99)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026	$		1,300	0	2	2	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.500	Annual	12/15/2027			30,400	(99)	(16)	(115)	15	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028			34,870	(146)	(115)	(261)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029			3,380	0	(9)	(9)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030			7,890	(129)	180	51	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031			3,000	9	14	23	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032			1,140	(12)	24	12	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.742	Annual	03/26/2033			2,700	(13)	(17)	(30)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.721	Annual	04/01/2033			2,700	(13)	(21)	(34)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.646	Annual	04/17/2033			1,700	(13)	(16)	(29)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.674	Annual	04/29/2033			2,600	(18)	(22)	(40)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	04/30/2033			2,600	(24)	(35)	(59)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.600	Annual	06/04/2033			2,400	(12)	(37)	(49)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033			40	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033			19,020	1,243	(146)	1,097	71	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	06/23/2033			2,100	(13)	(7)	(20)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033			2,200	164	(96)	68	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034			100	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034			20	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034			200	(1)	0	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034			100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034			100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034			100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034			100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034			8,750	(55)	201	146	39	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035			200	(1)	1	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035			100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035			100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035			100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035			100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035			100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035			200	(1)	0	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035			100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035			100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035			100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035			100	0	1	1	0	(1)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		200	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		11,040	50	176	226	52	0
Pay	1-Day USD-SOFR Compounded-OIS	3.960	Annual	05/22/2036		200	(1)	0	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.002	Annual	05/28/2036		100	0	0	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.006	Annual	05/28/2036		300	(1)	1	0	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		669	11	4	15	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		480	(5)	(6)	(11)	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		1,400	(10)	42	32	7	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.570	Annual	08/29/2045		3,800	55	(52)	3	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		1,400	0	(37)	(37)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		1,460	0	(36)	(36)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,650	142	490	632	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		5,540	79	586	665	57	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		4,740	(405)	(165)	(570)	0	(49)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		1,110	26	60	86	12	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		530	(22)	4	(18)	0	(6)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		510	(14)	7	(7)	0	(6)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	800	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		9,000	0	(14)	(14)	0	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		2,300	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	12.810	Maturity	01/02/2029		4,700	0	(23)	(23)	2	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		12,400	0	(55)	(55)	5	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		16,600	0	(67)	(67)	7	0
Receive	1-Year BRL-CDI	14.210	Maturity	01/02/2031		13,000	0	(13)	(13)	0	(7)
Pay(6)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036	AUD	1,100	6	5	11	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	08/22/2029	COP	2,697,000	0	43	43	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029		2,576,450	0	34	34	1	0
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	800	0	(1)	(1)	0	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		100	0	0	0	0	0
Pay(6)	3-Month PLN-WIBOR	5.230	Annual	04/02/2036		100	0	1	1	0	0
Pay(6)	3-Month ZAR-JIBAR	7.500	Quarterly	07/23/2036	ZAR	26,980	(69)	36	(33)	0	(10)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	640	0	(6)	(6)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		700	13	(23)	(10)	0	0
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029	CLP	36,000	0	0	0	0	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030		27,000	0	0	0	0	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	200	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		4,460	0	2	2	0	0
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		600	0	0	0	0	0
Receive(6)	6-Month CZK-PRIBOR	4.720	Annual	04/02/2036		500	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	(1)	(4)	(5)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	(1)	(3)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		90	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		100	0	1	1	0	0

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.710	Annual	08/06/2034		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		200	(1)	2	1	0	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	3	3	0	0
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	(3)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	4	4	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(3)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		100	0	3	3	0	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		100	0	3	3	0	0
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		100	0	3	3	0	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		100	0	3	3	0	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		100	0	4	4	0	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		7,310	(217)	85	(132)	0	(10)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		4,480	104	(23)	81	6	0
Pay(6)	CAONREPO	3.000	Semi-Annual	09/16/2036	CAD	1,000	(19)	9	(10)	0	0
Pay	CPURNSA	2.503	Maturity	03/25/2030		$1,490	(16)	6	(10)	0	(1)
Receive	CPURNSA	2.544	Maturity	04/07/2030		1,600	(12)	18	6	1	0
Receive	CPURNSA	2.487	Maturity	04/03/2035		5,400	(59)	59	0	5	0

							$64	$838	$902	$356	$(291)

Total Swap Agreements							$(1,090)	$712	$(378)	$363	$(291)

Cash of $5,558 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2026	BRL	264		$52	$1	$0
	07/2026	IDR	180,085		10	0	0
	07/2026	ILS	88		30	0	0
	07/2026	INR	964		10	0	0
	07/2026	JPY	7,473		47	1	0
	07/2026	NOK	235		24	0	0
	07/2026	PEN	246		73	1	0
	07/2026		$51	BRL	264	0	0
	07/2026		108	CNH	730	0	(1)
	07/2026		72	EUR	62	0	(1)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026		330	ILS	961	0	(7)
	07/2026		71	INR	6,697	0	0
	07/2026		82	KRW	126,044	0	(1)
	07/2026		82	NOK	760	0	(5)
	07/2026		8	PLN	30	0	0
	07/2026		114	TWD	3,608	0	(1)
	08/2026	HKD	188		$24	0	0
	08/2026	ILS	335		113	0	0
	08/2026		$14	INR	1,289	0	0
	09/2026	INR	9,351		$98	0	0
	09/2026	MXN	2,541		145	1	0
	09/2026		$32	PHP	1,944	0	0
	12/2026	CLP	98,972		$109	2	0
BPS	07/2026	BRL	2,085		402	1	(3)
	07/2026	CAD	153		110	2	0
	07/2026	CHF	79		100	3	0
	07/2026	CLP	17,930		20	1	0
	07/2026	CNH	701		104	0	0
	07/2026	COP	396,208		110	0	(6)
	07/2026	CZK	1,170		56	1	0
	07/2026	HUF	6,084		20	0	0
	07/2026	IDR	10,858,779		606	0	(1)
	07/2026	ILS	589		200	2	0
	07/2026	INR	25,929		270	0	(4)
	07/2026	JPY	49,277		309	6	0
	07/2026	KRW	277,573		181	1	0
	07/2026	NOK	195		20	0	0
	07/2026	PHP	3,677		60	0	0
	07/2026	THB	2,819		86	1	0
	07/2026	TWD	1,579		50	0	0
	07/2026		$121	AUD	176	1	0
	07/2026		403	BRL	2,085	1	0
	07/2026		10	CAD	14	0	0
	07/2026		19	CLP	17,929	0	0
	07/2026		32	COP	110,238	0	0
	07/2026		135	GBP	102	0	0
	07/2026		258	IDR	4,621,306	0	0
	07/2026		578	INR	54,879	2	(1)
	07/2026		100	JPY	16,100	0	(1)
	07/2026		195	KRW	298,697	0	(2)
	07/2026		10	PHP	614	0	0
	07/2026		134	SEK	1,270	0	(3)
	07/2026		604	TWD	19,059	0	(6)
	07/2026		148	ZAR	2,422	0	0
	08/2026	CAD	156		$110	0	0
	08/2026	COP	26,203		8	0	0
	08/2026	DKK	409		62	0	0
	08/2026	IDR	1,077,983		60	0	0
	08/2026	ILS	155		52	0	0
	08/2026		$40	BRL	209	0	0
	08/2026		30	ILS	88	0	(1)
	08/2026		114	INR	10,825	0	0
	08/2026		50	TWD	1,582	0	0
	08/2026		248	ZAR	4,117	2	0
	09/2026	COP	558,878		$153	0	(8)
	09/2026	IDR	1,308,443		72	0	(1)
	09/2026	INR	13,543		140	0	(2)
	09/2026	PEN	343		100	0	0
	09/2026	THB	3,517		108	2	0
	09/2026		$554	IDR	9,785,424	1	(11)
	09/2026		70	INR	6,624	0	0
	09/2026		74	NOK	700	0	(4)
	09/2026		59	NZD	100	0	(2)
	09/2026		43	SEK	400	0	(1)
	09/2026		22	THB	723	0	0
	12/2026		43	IDR	780,094	0	0
BRC	07/2026	COP	2,508,121		$729	0	(1)
	07/2026	IDR	180,516		10	0	0
	07/2026	ILS	594		201	2	0
	07/2026	NZD	2,240		1,325	53	0
	07/2026	TRY	3,326		69	0	(1)
	07/2026		$661	COP	2,508,121	69	0
	07/2026		437	MYR	1,778	0	(2)
	07/2026		171	SGD	219	0	(2)
	07/2026		691	TRY	32,978	6	0
	07/2026		291	ZAR	4,742	0	(2)
	07/2026	ZAR	12,447		$767	9	0
	09/2026	PEN	206		60	0	0
	09/2026		$719	COP	2,508,121	1	0
	09/2026		10	IDR	181,484	0	0
BSH	07/2026	JPY	133,949		$842	19	0
	07/2026		$1,018	NZD	1,802	5	0
	08/2026	NZD	1,802		$1,019	0	(5)
	09/2026	NOK	300		31	0	0
	09/2026	SEK	100		11	0	0
	09/2026		$1,649	BRL	8,459	0	(35)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026		596	CLP	524,925	0	(26)
	12/2026	PEN	2,688		$794	12	0
	01/2027		$262	PEN	891	0	(4)
CBK	07/2026	BRL	104		$20	0	0
	07/2026	CAD	311		224	5	0
	07/2026	COP	247,377		67	0	(6)
	07/2026	CZK	622		30	1	0
	07/2026	DKK	865		135	3	0
	07/2026	EUR	206		240	5	0
	07/2026	HUF	48,590		157	1	0
	07/2026	IDR	359,446		20	0	0
	07/2026	ILS	657		226	5	0
	07/2026	INR	17,330		184	1	0
	07/2026	KRW	14,978		10	0	0
	07/2026	NOK	875		92	4	0
	07/2026	PEN	2,260		664	7	(3)
	07/2026	SEK	9,197		995	47	0
	07/2026	TWD	1,899		60	0	0
	07/2026		$20	BRL	103	0	0
	07/2026		374	CHF	298	0	(5)
	07/2026		85	COP	295,667	1	0
	07/2026		448	GBP	334	0	(5)
	07/2026		94	HUF	28,597	0	(2)
	07/2026		125	IDR	2,244,511	0	0
	07/2026		10	ILS	29	0	0
	07/2026		179	INR	17,330	4	0
	07/2026		39	KRW	59,820	0	(1)
	07/2026		88	PEN	300	0	0
	07/2026		78	PLN	284	0	(2)
	07/2026		78	SEK	725	0	(4)
	07/2026		216	TWD	6,826	0	(2)
	08/2026	COP	8,360		$2	0	0
	08/2026	ILS	743		255	5	0
	08/2026	PEN	102		30	0	0
	08/2026	SEK	5		0	0	0
	08/2026		$71	ILS	210	0	0
	08/2026		21	INR	2,012	0	0
	08/2026		128	ZAR	2,279	11	0
	09/2026	CLP	1,457,315		$1,628	46	0
	09/2026	COP	479,071		132	0	(6)
	09/2026	IDR	4,554,531		252	0	(1)
	09/2026	INR	1,930		20	0	0
	09/2026	PEN	687		201	0	0
	09/2026	PHP	3,096		51	0	0
	09/2026	SEK	200		21	0	0
	09/2026	THB	8,346		257	4	0
	09/2026		$905	CLP	785,659	0	(52)
	09/2026		169	COP	669,045	23	0
	09/2026		94	IDR	1,677,769	0	(1)
	09/2026		93	MXN	1,669	2	0
	09/2026		8	PEN	29	0	0
	10/2026	PEN	1,904		$550	0	(5)
	10/2026		$90	PEN	306	0	(1)
	11/2026	COP	119,657		$33	0	(1)
	12/2026	PEN	10,439		2,987	0	(49)
	12/2026		$127	IDR	2,312,458	0	0
	12/2026		2,021	PEN	7,007	16	0
	01/2027	PEN	382		$113	2	0
CIB	07/2026	BRL	104		20	0	0
	07/2026	ILS	113		40	2	0
	07/2026		$20	BRL	103	0	0
DUB	07/2026	CNH	692		$102	1	0
	07/2026	CZK	1,264		61	1	0
	07/2026	IDR	269,867		15	0	0
	07/2026	INR	8,372		89	0	0
	07/2026		$102	CNH	692	0	0
	07/2026		59	INR	5,706	1	0
	07/2026		11	NOK	107	0	(1)
	07/2026		78	PLN	288	0	(1)
	07/2026	ZAR	9,588		$592	8	0
	09/2026	IDR	4,655,572		258	0	0
	09/2026	PEN	259		75	0	0
	09/2026		$71	AUD	100	0	(1)
	09/2026		65	IDR	1,183,234	1	0
	09/2026		89	INR	8,428	0	0
	09/2026		22	SEK	200	0	(1)
	12/2026		41	IDR	742,218	0	0
FAR	07/2026	BRL	474		$92	0	0
	07/2026	CHF	47		60	2	0
	07/2026	CNH	697		103	0	0
	07/2026	GBP	2,110		2,837	39	0
	07/2026	JPY	3,107		20	0	0
	07/2026	SGD	3,607		2,827	39	0
	07/2026	THB	2,308		70	0	0
	07/2026		$93	BRL	474	0	(1)
	07/2026		260	CHF	208	0	(3)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026		189	CNH	1,283	0	0
	07/2026		269	HUF	83,063	0	(2)
	07/2026		3,202	JPY	518,065	0	(16)
	07/2026		297	PLN	1,093	0	(7)
	07/2026		384	SEK	3,724	0	0
	07/2026		480	ZAR	7,925	3	0
	08/2026	CNH	1,280		$189	0	0
	08/2026	ILS	172		60	2	0
	08/2026	JPY	516,710		3,202	16	0
	08/2026	SEK	3,718		384	0	0
	09/2026	PEN	156		46	1	0
	09/2026		$73	INR	6,979	1	0
	09/2026		76	MXN	1,337	0	0
	09/2026		996	PEN	3,418	1	0
	09/2026		204	THB	6,694	0	(1)
GLM	07/2026	BRL	1,165		$225	0	(1)
	07/2026	CLP	17,903		20	1	0
	07/2026	IDR	2,228,502		124	0	0
	07/2026	INR	6,723		70	0	(1)
	07/2026	KRW	48,650		31	0	0
	07/2026	MYR	2,550		629	5	0
	07/2026	PLN	32		9	0	0
	07/2026	TWD	4,115		130	1	0
	07/2026		$231	BRL	1,165	0	(5)
	07/2026		1,076	CAD	1,531	4	0
	07/2026		15	COP	51,423	0	0
	07/2026		124	IDR	2,228,502	0	0
	07/2026		51	KRW	78,403	0	0
	07/2026		108	MYR	442	0	0
	07/2026		40	PHP	2,469	0	0
	07/2026		50	TWD	1,578	0	(1)
	07/2026		56	ZAR	930	1	0
	08/2026	CAD	1,529		$1,076	0	(4)
	08/2026		$55	INR	5,303	1	0
	09/2026	COP	1,288,296		$354	0	(17)
	09/2026	IDR	3,814,324		211	0	(1)
	09/2026	INR	21,704		226	0	(2)
	09/2026	MXN	3,595		205	1	0
	09/2026	PHP	2,474		40	0	0
	09/2026	THB	3,171		97	1	0
	09/2026		$289	IDR	5,192,863	1	(2)
	09/2026		248	INR	23,843	3	0
	09/2026		40	MYR	162	0	0
	09/2026		35	THB	1,127	0	(1)
	11/2026	COP	52,993		$15	0	0
	12/2026		$153	COP	594,771	15	0
JPM	07/2026	AUD	2,250		$1,604	46	0
	07/2026	BRL	752		145	0	0
	07/2026	CAD	62		45	1	0
	07/2026	CLP	9,085		10	0	0
	07/2026	ILS	1,652		555	2	(2)
	07/2026	INR	2,863		30	0	0
	07/2026	KRW	15,035		10	0	0
	07/2026	NZD	50		30	1	0
	07/2026	PHP	613		10	0	0
	07/2026	TRY	15,317		326	0	(2)
	07/2026	TWD	5,703		180	1	0
	07/2026		$146	BRL	752	0	(1)
	07/2026		110	CAD	154	0	(1)
	07/2026		282	HUF	86,329	0	(5)
	07/2026		18	IDR	326,636	0	0
	07/2026		30	INR	2,863	0	0
	07/2026		10	KRW	15,033	0	0
	07/2026		22	NOK	214	0	0
	07/2026		205	PLN	748	0	(6)
	07/2026		64	THB	2,152	0	0
	08/2026	HKD	699		$89	0	0
	08/2026	ILS	1,083		370	6	0
	08/2026	NOK	214		22	0	0
	08/2026		$45	INR	4,289	0	0
	09/2026	CAD	100		$71	0	0
	09/2026	IDR	328,451		18	0	0
	09/2026	INR	4,965		52	0	0
	09/2026	MXN	871		50	0	0
	09/2026	THB	2,275		68	0	(1)
	09/2026		$72	CAD	100	0	(1)
	09/2026		839	COP	3,024,668	30	0
	09/2026		107	INR	10,230	0	0
	09/2026		85	JPY	13,600	0	(1)
	09/2026		1,765	MXN	30,676	0	(22)
	09/2026		23	THB	758	0	0
	10/2026	BRL	769		$146	1	0
	12/2026		$259	MXN	4,565	0	(1)
MBC	07/2026	AUD	693		$496	17	0
	07/2026	CHF	3,241		4,134	123	(1)
	07/2026	EUR	639		742	12	0

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026	GBP	111		149	2	0
	07/2026	IDR	29,480		2	0	0
	07/2026	INR	8,405		89	0	0
	07/2026	JPY	169,613		1,067	24	0
	07/2026	NOK	240		25	1	0
	07/2026		$974	AUD	1,408	3	(1)
	07/2026		177	CAD	247	0	(3)
	07/2026		70	CHF	56	0	0
	07/2026		319	DKK	2,081	0	(1)
	07/2026		4,154	EUR	3,603	0	(37)
	07/2026		565	GBP	422	0	(6)
	07/2026		12	IDR	210,012	0	0
	07/2026		137	INR	13,227	2	0
	07/2026		973	JPY	155,800	0	(14)
	07/2026		388	KRW	587,617	0	(8)
	07/2026		27	NOK	253	0	(2)
	07/2026		282	NZD	488	0	(5)
	07/2026		334	SEK	3,219	1	(3)
	07/2026		567	SGD	730	0	(3)
	08/2026	AUD	1,206		$832	0	(3)
	08/2026	DKK	1,413		216	0	0
	08/2026	NOK	295		30	0	0
	08/2026	SEK	2,270		234	0	(1)
	08/2026		$16	INR	1,519	0	0
	09/2026	AUD	100		$69	0	0
	09/2026	MXN	9,199		524	2	0
	09/2026	PEN	212		62	0	0
	09/2026	THB	1,410		42	0	(1)
	09/2026		$358	INR	34,283	2	0
MYI	07/2026	NOK	470		$50	3	0
	07/2026	PLN	75		20	0	0
	07/2026		$266	AUD	380	0	(3)
	07/2026		100	EUR	87	0	(1)
	07/2026		66	NOK	610	0	(4)
	08/2026		79	CHF	64	0	0
NGF	07/2026	IDR	2,062,744		$115	0	0
	07/2026		$116	IDR	2,062,744	0	0
	07/2026		139	INR	13,350	2	0
	07/2026		568	TRY	26,758	3	0
	08/2026	SEK	254		$26	0	0
	09/2026	IDR	2,074,312		116	1	0
	09/2026		$58	IDR	1,024,305	0	(1)
RYL	07/2026	CLP	8,954		$10	0	0
SCX	07/2026	CAD	335		241	4	0
	07/2026	CNH	136		20	0	0
	07/2026	GBP	174		233	2	0
	07/2026	INR	6,591		70	0	0
	07/2026	JPY	26,500		165	2	0
	07/2026		$102	CNH	692	0	(1)
	07/2026		42	IDR	757,584	0	0
	07/2026		183	INR	17,505	2	0
	07/2026		157	JPY	24,900	0	(4)
	07/2026		160	SGD	207	0	0
	08/2026	HKD	660		$84	0	0
	08/2026		$138	INR	13,172	1	0
	09/2026	IDR	2,805,009		$155	0	0
	09/2026	NZD	100		57	0	0
	09/2026	THB	452		14	0	0
	09/2026		$156	IDR	2,805,926	0	(1)
	09/2026		70	INR	6,635	0	0
SOG	07/2026	CNH	1,171		$173	1	0
	07/2026	DKK	1,624		253	5	0
	07/2026	EUR	13,160		15,351	315	0
	07/2026	JPY	325,011		2,046	47	0
	07/2026		$675	AUD	979	2	0
	07/2026		3,141	CHF	2,541	4	0
	07/2026		11,663	EUR	10,253	52	0
	07/2026		2,055	SGD	2,662	2	0
	08/2026	AUD	979		$675	0	(2)
	08/2026	CAD	29		20	0	0
	08/2026	CHF	2,532		3,141	0	(4)
	08/2026	EUR	10,253		11,679	0	(52)
	08/2026	SGD	2,656		2,055	0	(2)
	09/2026		$22	JPY	3,500	0	0
SSB	07/2026	CAD	1,113		$807	22	0
	07/2026	KRW	15,328		10	0	0
	07/2026		$10	CAD	14	0	0
	07/2026		2,032	GBP	1,537	7	0
	07/2026		79	KRW	120,065	0	(1)
	08/2026	CAD	14		$10	0	0
	08/2026	COP	9,416,097		2,469	0	(256)
	08/2026	GBP	1,537		2,032	0	(7)
	09/2026	IDR	1,290,266		72	0	0
UAG	07/2026		$332	CHF	264	0	(6)
	07/2026		79	PLN	288	0	(2)
	08/2026		264	ILS	782	0	(1)
	08/2026		163	SGD	210	0	0
	09/2026	MXN	174		$10	0	0
	09/2026	THB	380		12	0	0
	09/2026		$267	CLP	237,537	0	(9)
	11/2026	HUF	12,436	EUR	34	0	0
	12/2026	COP	11,690,778		$2,996	0	(293)

Total Forward Foreign Currency Contracts						$1,308	$(1,148)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW		KRW	1,400.000	07/09/2026	360	$4	$0
	Put - OTC USD versus KRW			1,400.000	07/13/2026	230	1	0
	Put - OTC USD versus ZAR		ZAR	18.000	08/19/2026	1,020	45	97
JPM	Put - OTC USD versus KRW		KRW	1,400.000	09/04/2026	240	3	0

							$53	$97

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	23,000	$16	$58
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	06/11/2027	8,300	10	8
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.063	07/06/2026	800	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	100	1	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.394	08/28/2026	3,300	12	6
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	09/04/2026	4,200	3	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.784	09/08/2026	130	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/19/2026	3,800	6	5
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/23/2026	1,900	4	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.115	05/28/2027	2,900	9	9
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.188	06/07/2027	2,200	8	9
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	600	53	49
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	600	52	49
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	600	52	46
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	400	34	33
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	1,000	86	76
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.786	08/06/2026	470	1	1
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.300	05/28/2027	2,000	7	7
BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	1,900	153	89
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	2,400	194	144
CBK	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.166	08/06/2026	500	3	1
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	62,090	312	100

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	62,090	312	558
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/09/2026	4,800	12	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.158	06/01/2027	3,600	13	13
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.161	06/01/2027	3,600	13	13
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	2,200	190	178
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	06/11/2027	7,400	10	7
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.216	08/06/2026	600	4	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.206	09/04/2026	400	2	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.216	09/04/2026	200	1	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.525	08/06/2026	6,800	37	3
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.394	08/28/2026	3,300	14	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.663	09/04/2026	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	12/07/2026	2,400	9	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	1,600	141	123
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	1,600	141	129
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	1,340	108	63
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	1,830	148	109
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	08/03/2026	5,600	6	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	400	35	31
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	2,600	229	210
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.296	02/04/2028	510	36	37
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.296	02/04/2028	510	36	28
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	11,800	9	38
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	11,900	9	27
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	100	0	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.230	09/04/2026	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.303	07/08/2026	500	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	2,800	36	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	2,500	50	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	2,500	37	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.819	08/06/2026	200	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	100	1	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.373	08/10/2026	1,500	5	2
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	11/02/2026	500	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	600	53	46
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	600	53	49
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.075	05/28/2027	3,700	7	7
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	600	53	47
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	1,300	114	104

							$2,964	$2,543

Total Purchased Options							$3,017	$2,640

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Call - OTC CDX.IG-46 5-Year Index	Buy	0.500%	07/15/2026	2,100	$(1)	$(1)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.600	07/15/2026	2,100	(4)	0
	Call - OTC CDX.IG-46 5-Year Index	Buy	0.525	08/19/2026	3,400	(3)	(4)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.650	08/19/2026	3,400	(4)	(1)
RBC	Put - OTC CDX.IG-46 5-Year Index	Sell	0.700	07/15/2026	2,100	(2)	0
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.525	08/19/2026	800	(2)	(1)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.550	08/19/2026	800	(1)	(1)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.600	08/19/2026	3,400	(3)	(2)

						$(20)	$(10)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	360	$(1)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	230	(1)	0
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	2,050	(44)	(82)
JPM	Put - OTC USD versus KRW	KRW	1,350.000	09/04/2026	240	(1)	0
UAG	Call - OTC EUR versus HUF	HUF	375.000	11/10/2026	150	(2)	(1)

						$(49)	$(83)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CKL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.280%	08/28/2026	1,400	$(13)	$(12)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004	07/08/2026	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.628	08/20/2035	300	(26)	(24)
JPM	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.280	08/28/2026	1,200	(13)	(10)
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	07/01/2026	750	(2)	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.877	08/10/2026	1,300	(5)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.903	07/08/2026	1,300	(1)	(1)

							$(60)	$(52)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	$95.422	08/06/2026	300	$(1)	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056	99.422	09/08/2026	200	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	100.625	08/06/2026	1,100	(4)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.031	09/04/2026	800	(2)	(1)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	93.969	07/06/2026	1,000	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2056	96.875	08/06/2026	300	(1)	(1)
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.531	08/06/2026	300	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056	100.188	09/04/2026	100	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.469	08/06/2026	400	0	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.000	09/04/2026	1,200	(2)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.469	09/08/2026	1,000	(4)	(5)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.469	09/08/2026	1,000	(4)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056	103.344	08/06/2026	500	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056	103.344	08/06/2026	500	(1)	(1)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.000	08/06/2026	1,200	(4)	(1)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	89.641	08/06/2026	6,800	(36)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.516	08/06/2026	300	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 07/01/2056	101.852	07/06/2026	500	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.848	08/06/2026	400	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.848	08/06/2026	400	(1)	(1)

					$(67)	$(22)

Total Written Options					$(196)	$(167)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

										Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	560	$126	$(7)	$119	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,190	274	(21)	253	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		840	191	(12)	179	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,820	421	(34)	387	0
MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		290	67	(5)	62	0
SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065		$599	(9)	7	0	(2)

							$1,070	$(72)	$1,000	$(2)

TOTAL RETURN SWAPS ON INDEXES

											Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	RADMFENT Index	201	4.470% (SOFR plus a specified spread)	Monthly	10/06/2026	$509	$0	$0	$0	$0
	Receive	RU20INTR Index	82	4.100% (SOFR less a specified spread)	Monthly	12/09/2026	1,367	0	(5)	0	(5)
	Receive	ERAEMLN Index	224	4.530% (SOFR plus a specified spread)	Monthly	07/07/2027	691	0	0	0	0
BPS	Receive	RADMFENT Index	1,492	4.150% (SOFR plus a specified spread)	Monthly	07/01/2026	4,063	0	(295)	0	(295)
	Receive	Russell 2000 Net Total Return Index	16	3.730% (SOFR plus a specified spread)	Monthly	09/02/2026	267	0	(1)	0	(1)
	Receive	ERAEMLN Index	535	4.30% (SOFR plus a specified spread)	Monthly	04/07/2027	1,652	0	(6)	0	(6)
	Receive	RADMFENT Index	45	4.330% (SOFR plus a specified spread)	Monthly	04/07/2027	114	0	0	0	0
	Receive	RADMFENT Index	649	4.270% (SOFR plus a specified spread)	Monthly	05/19/2027	1,645	0	(6)	0	(6)
	Receive	NDDUEAFE Index	24	3.940% (SOFR plus a specified spread)	Monthly	06/02/2027	279	0	(1)	0	(1)
BRC	Receive	NDUEEGF Index	1,105	3.910% (SOFR plus a specified spread)	Maturity	07/08/2026	1,040	0	7	7	0
CBK	Receive	NDDUEAFE Index	146	3.770% (SOFR plus a specified spread)	Monthly	08/05/2026	1,695	0	(5)	0	(5)
	Receive	NDUEEGF Index	9,251	3.910% (SOFR plus a specified spread)	Monthly	11/04/2026	8,782	0	(28)	0	(28)
CIB	Receive	RU20INTR Index	207	3.980% (SOFR plus a specified spread)	Monthly	07/08/2026	3,452	0	(11)	0	(11)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

FAR	Pay	S&P 500 Total Return Index	377	4.170% (SOFR plus a specified spread)	Monthly	07/08/2026	6,324	0	22	22	0
	Receive	RU20INTR Index	23	3.610% (SOFR plus a specified spread)	Monthly	08/05/2026	384	0	(1)	0	(1)
GST	Pay	S&P 500 Total Return Index	183	4.470% (SOFR plus a specified spread)	Maturity	07/01/2026	3,024	0	(38)	0	(38)
	Receive	RU20INTR Index	30	3.720% (SOFR plus a specified spread)	Monthly	08/12/2026	500	0	(2)	0	(2)
	Receive	Russell 2000 Net Total Return Index	16	3.780% (SOFR plus a specified spread)	Monthly	12/02/2026	267	0	(1)	0	(1)
JPM	Receive	ERAUSST Index	104	3.860% (SOFR plus a specified spread)	Monthly	07/08/2026	1,043	0	(3)	0	(3)
	Receive	NDDUEAFE Index	1,954	3.936% (SOFR plus a specified spread)	Monthly	07/08/2026	22,679	0	(71)	0	(71)
	Receive	RADMFENT Index	649	3.960% (SOFR plus a specified spread)	Monthly	07/08/2026	1,687	0	(5)	0	(5)
	Receive	RADMFENT Index	101	4.300% (SOFR plus a specified spread)	Monthly	07/08/2026	256	0	(1)	0	(1)
	Receive	RADMFENT Index	1,116	3.950% (SOFR plus a specified spread)	Monthly	07/15/2026	2,900	0	(9)	0	(9)
	Receive	RADMFXNT Index	191	4.140% (SOFR plus a specified spread)	Monthly	12/02/2026	496	0	(1)	0	(1)
	Receive	ERAUSLT Index	739	4.190% (SOFR plus a specified spread)	Monthly	12/09/2026	7,412	0	(25)	0	(25)
	Receive	RADMFXNT Index	257	4.030% (SOFR plus a specified spread)	Monthly	05/19/2027	668	0	(2)	0	(2)
MBC	Receive	ERADXULN Index	299	3.850% (SOFR plus a specified spread)	Monthly	11/04/2026	848	0	(3)	0	(3)
	Receive	ERADXULN Index	152	4.210% (SOFR plus a specified spread)	Monthly	07/07/2027	431	0	0	0	0
MEI	Receive	ERAEMLN Index	1,670	4.290% (SOFR plus a specified spread)	Monthly	07/08/2026	5,155	0	(19)	0	(19)
	Receive	ERAEMLN Index	1,291	4.250% (SOFR plus a specified spread)	Monthly	08/05/2026	3,985	0	(14)	0	(14)
	Receive	RADMFXNT Index	135	3.910% (SOFR plus a specified spread)	Monthly	08/05/2026	351	0	(1)	0	(1)
	Receive	ERADXULN Index	490	3.926% (SOFR plus a specified spread)	Monthly	08/19/2026	1,390	0	(5)	0	(5)
MYI	Receive	NDDUEAFE Index	207	3.870% (SOFR plus a specified spread)	Maturity	07/01/2026	2,388	0	8	8	0
	Receive	NDDUEAFE Index	54	3.900% (SOFR plus a specified spread)	Monthly	07/08/2026	627	0	(2)	0	(2)
	Receive	NDDUEAFE Index	70	4.016% (SOFR plus a specified spread)	Monthly	11/18/2026	812	0	(3)	0	(3)
	Receive	NDDUEAFE Index	255	3.930% (SOFR plus a specified spread)	Monthly	05/19/2027	2,960	0	(9)	0	(9)
	Receive	ERADXULN Index	3,123	3.950% (SOFR plus a specified spread)	Monthly	06/02/2027	8,858	0	(26)	0	(26)
	Receive	NDDUEAFE Index	207	3.980% (SOFR plus a specified spread)	Monthly	06/02/2027	2,403	0	(7)	0	(7)
RBC	Receive	ERAUSST Index	199	4.010% (SOFR plus a specified spread)	Monthly	08/12/2026	1,996	0	(4)	0	(4)
UAG	Receive	NDDUEAFE Index	36	3.840% (SOFR plus a specified spread)	Monthly	11/04/2026	418	0	(1)	0	(1)

								$0	$(574)	$37	$(611)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Janus Henderson AAA CLO ETF	8,655	3.210% (SOFR plus a specified spread)	Monthly	07/28/2026	$437	$ 0	$(1)	$0	$(1)
FAR	Pay	Amazon.com,Inc.	3,492	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	813	0	(20)	0	(20)
	Pay	NVIDIA Corp.	14,593	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	2,856	0	(61)	0	(61)
JPM	Pay	Janus Henderson AAA CLO ETF	8,655	3.560% (SOFR plus a specified spread)	Monthly	07/28/2026	437	0	1	1	0

								$0	$(81)	$1	$(82)

Total Swap Agreements								$ 1,070	$(727)	$1,038	$(695)

(i)

Securities with an aggregate market value of $1,731 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$200	$0	$200
Corporate Bonds & Notes
Banking & Finance	0	4,321	0	4,321
Industrials	0	1,607	0	1,607
Utilities	0	676	0	676
Municipal Bonds & Notes
Washington	0	342	0	342
U.S. Government Agencies	0	114,378	0	114,378
U.S. Treasury Obligations	0	439	0	439
Non-Agency Mortgage-Backed Securities	0	11,614	0	11,614
Asset-Backed Securities
Automobile Sequential	0	452	0	452
CMBS Other	0	1,102	0	1,102
Home Equity Other	0	5,958	0	5,958
Whole Loan Collateral	0	283	0	283
Other ABS	0	14,531	0	14,531
Sovereign Issues	0	10,999	0	10,999
Common Stocks
Consumer Discretionary	832	0	0	832
Information Technology	2,920	0	0	2,920
Exchange-Traded Funds	7,127	0	0	7,127
Short-Term Instruments
Commercial Paper	0	400	0	400
Repurchase Agreements	0	2,800	0	2,800
Short-Term Notes	0	297	0	297
Egypt Treasury Bills	0	22	0	22
U.S. Treasury Bills	0	3,169	0	3,169

	$10,879	$173,590	$0	$184,469
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$94	$0	$0	$94

Total Investments	$10,973	$173,590	$0	$184,563

Short Sales, at Value - Liabilities

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

U.S. Government Agencies	$0	$(29,927)	$0	$(29,927)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	32	395	0	427
Over the counter	0	4,986	0	4,986
	$32	$5,381	$0	$5,413

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(67)	(378)	0	(445)
Over the counter	0	(2,010)	0	(2,010)

	$(67)	$(2,388)	$0	$(2,455)

Total Financial Derivative Instruments	$(35)	$2,993	$0	$2,958

Totals	$10,938	$146,656	$0	$157,594

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO All Asset: Multi-Real Fund (Cayman) Ltd (Cayman Islands exempted company), PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd	06/17/2020	15.6%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	20.3%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	0.1%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV III Subsidiary, LLC	03/20/2014	0.4%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III Portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds

Notes to Financial Statements (Cont.)

(“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower-or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio, or through an alternative lending platform generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s Offering Memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of June 30, 2026, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The PIMCO All Asset: Multi-Real Fund may also gain exposure indirectly to commodity markets by investing in the Multi-Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly- owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio’s taxable income or any distributions made by a Portfolio or result in the inability of a Portfolio to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to a Portfolio as a deductible amount for income tax purposes. In the event the Subsidiary taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to a Portfolio as ordinary income for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$26,609	$194	$(26,879)	$54	$22	$0	$232	$0
PIMCO All Authority: Multi-RAE PLUS Fund	0	6,855	(6,856)	1	0	0	11	0
PIMCO High Yield and Short-Term Investments Portfolio	0	319	0	0	1	320	3	0
PIMCO Sector Fund Series – H	0	5,677	0	0	20	5,697	57	0

Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$1,606,888	$998,758	$(678,500)	$(19)	$380	$1,927,507	$17,218	$0
PIMCO All Asset: Multi-RAE PLUS Fund	41	0	0	0	0	41	0	0
PIMCO All Authority: Multi-RAE PLUS Fund	11,661	32	(11,600)	2	(1)	94	33
PIMCO All Asset: Multi-Real Fund	13,522	432,336	(440,600)	6	0	5,264	136	0
PIMCO EM Bond and Short-Term Investments Portfolio	21,740	163,259	(103,100)	2	6	81,907	337	0
PIMCO High Yield and Short-Term Investments Portfolio	413	24,146	(15,500)	1	1	9,061	45	0
PIMCO Investment Grade Credit Bond Portfolio	150,449	238,922	(232,399)	(5)	21	156,988	1,419	0
PIMCO Long Duration Credit Bond Portfolio	12,385	3,538,584	(3,550,000)	(72)	(1)	896	936	0
PIMCO Mortgage and Short-Term Investments Portfolio	40,227	224,222	(215,300)	14	8	49,171	833	0
PIMCO Municipal Portfolio	5,768	8,444	(11,200)	0	1	3,013	44	0
PIMCO Real Return Portfolio	1,998	68,046	(63,700)	1	0	6,345	43	0
PIMCO Sector Fund Series – AM	6,063	6,779	(6,000)	0	1	6,843	78	0
PIMCO Sector Fund Series – H	17,882	7,044	(10,100)	0	3	14,829	144	0
PIMCO Sector Fund Series – I	465	297,571	(295,000)	(1)	0	3,035	67	0
PIMCO Short-Term Portfolio	24,603	15,975	(5,100)	0	6	35,484	275	0
PIMCO U.S. Government and Short-Term Investments Portfolio	70,528	175,026	(70,400)	1	27	175,182	1,312	0
PIMCO International Portfolio	172,712	289,218	(244,000)	0	32	217,962	1,600	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Xfit Brands, Inc.	$195	$0	$0	$0	$6	$201	$0	68,040,639

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FICC STR	Fixed Income Clearing Corp.—State Street FICC Repo	NXN	Natixis New York
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOO	BoA Securities, Inc (Repo Only)	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SGY	Societe Generale, NY
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
BSN	The Bank of Nova Scotia - Toronto	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CEW	Canadian Imperial Bank of Commerce World Markets	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	UBS	UBS Securities LLC
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WAN	Wells Fargo Bank, N.A.- FICC Rep
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso
CHF	Swiss Franc	ILS	Israeli Shekel	PLN	Polish Zloty
CLP	Chilean Peso	INR	Indian Rupee	RON	Romanian New Leu
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona
COP	Colombian Peso	KRW	South Korean Won	SGD	Singapore Dollar
CZK	Czech Koruna	KZT	Kazakhstani Tenge	THB	Thai Baht
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish New Lira
EGP	Egyptian Pound	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
AMZX	Alerian MLP Total Return Index	ERAUSLT	eRAFI U.S. Large Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BBSW3M	3 Month Bank Bill Swap Rate	ERAUSST	eRAFI U.S. Small Strategy Index	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EUR003M	3 Month EUR Swap Rate	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index
BISTREFI	Turkish Lira Overnight Reference Rate	EUR006M	6 Month EUR Swap Rate	RU20INTR	Russell 2000 Total Return Index
BOBL	Bundesobligation, the German word for federal government bond	FEDL01	Federal funds effective rate	S&P 500	Standard & Poor’s 500 Index
CAONREPO	Canadian Overnight Repo Rate Average	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SFE	Sydney Futures Exchange
CDX.EM	Credit Derivatives Index - Emerging Markets	GOLDLNPM	London Gold Market Fixing Ltd. PM	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIA	Sterling Overnight Interbank Average Rate
CMBX	Commercial Mortgage-Backed Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SONIO	Sterling Overnight Interbank Average Rate
CORRA	Canadian Overnight Repo Rate Average	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR1M	Term SOFR 1-Month
CPI	Consumer Price Index	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CPTFEMU	Eurozone HICP ex-Tobacco Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	TSFR6M	Term SOFR 6-Month
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDDUEAFE	MSCI EAFE Index	US0003M	ICE 3-Month USD LIBOR
ERADXULN	RAE Fundamental International Large Net Total Return Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REIT	Real Estate Investment Trust
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	SPDR	Standard & Poor’s Depositary Receipts
BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles or at the time of funding
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate